Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of comprehensive income [abstract]
Income for the year	$ 681,120	$ 494,642
Other comprehensive income:
Changes in the fair value of marketable securities at FVOCI	2,945	2,231
Other comprehensive income for the year	2,945	2,231
Total comprehensive income for the year	684,065	496,873
Attributable to owners of Turquoise Hill	527,835	408,519
Attributable to owner of non-controlling interest	156,230	88,354
Total comprehensive income for the year	$ 684,065	$ 496,873